Capital Stock	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Capital Stock
9.	Capital Stock

The authorized capital stock of Teekay at June 30, 2015 and December 31, 2014 was 25 million shares of preferred stock, with a par value of $1 per share, and 725 million shares of common stock, with a par value of $0.001 per share. As at June 30, 2015, Teekay had no shares of preferred stock issued. During the six months ended June 30, 2015, Teekay issued 0.2 million shares of common stock upon the exercise or issuance of stock options, restricted stock units and restricted stock awards.

During the six months ended June 30, 2015 and 2014, the Company granted 267,981 and 15,243 stock options with exercise prices of $43.99 and $56.76 per share, respectively, 64,988 and 81,388 restricted stock units with fair values of $2.9 million and $4.6 million, respectively, 61,774 and 50,689 performance shares both with a fair value of $3.4 million, and 22,502 and 18,230 shares of restricted stock awards, respectively, both with a fair value of $1.0 million, to certain of the Company’s employees and directors. Each stock option has a ten-year term and vests equally over three years from the grant date. Each restricted stock unit, restricted stock award and performance share is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date and the performance shares vest two or three years from the grant date. Upon vesting, the value of the restricted stock units, restricted stock awards and performance shares are paid to each grantee in the form of shares or cash. The number of performance share units that vest will range from zero to a multiple of the original number granted, based on certain performance and market conditions.

The weighted-average grant-date fair value of stock options granted during March 2015 was $7.74 per stock option. The fair value of each stock option granted was estimated on the grant date using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the stock options granted: expected volatility of 31.1%; expected life of five years; dividend yield of 4.4%; risk-free interest rate of 1.4%; and estimated forfeiture rate of 12.8%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

Share-based Compensation of Subsidiaries

During the six months ended June 30, 2015 and 2014, 14,603 and 9,482 common units of Teekay Offshore, 10,447 and 9,521 common units of Teekay LNG and 38,961 and 17,073 shares of Class A common stock of Teekay Tankers, with aggregate values of $0.9 million and $0.8 million, respectively, were granted and issued to the non-management directors of the general partners of Teekay Offshore and Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2015 and 2014.

Teekay Offshore, Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Offshore, Teekay LNG and Teekay Tankers. During March 2015 and 2014, Teekay Offshore and Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 101,543 and 67,569 units of Teekay Offshore, 32,054 and 31,961 units of Teekay LNG and 187,746 and 208,539 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $4.2 million and $4.3 million, respectively, based on Teekay Offshore, Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates. Each phantom unit or restricted stock unit is equal in value to one of Teekay Offshore’s, Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.